Deferred revenue and customer deposits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred revenue and customer deposits
Deferred revenue	¥ 98,267	$ 13,718	¥ 87,070
Customer deposits	57,828	8,072	60,041
Total deferred revenue and customer deposits - current	¥ 156,095	$ 21,790	¥ 147,111